Document And Entity Information	May 22, 2023
Document Information [Line Items]
Entity, Registrant Name	ENDI CORP.
Document, Type	8-K
Document, Period End Date	May 22, 2023
Entity, Incorporation, State or Country Code	DE
Entity, File Number	000-56469
Entity, Tax Identification Number	87-4284605
Entity, Address, Address Line One	2400 Old Brick Rd., Suite 115
Entity, Address, City or Town	Glen Allen
Entity, Address, State or Province	VA
Entity, Address, Postal Zip Code	23060
City Area Code	434
Local Phone Number	336-7737
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001908984